Segmental reporting (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Gold income	$ 4,334	$ 2,491
By-product revenue	74	61
Cost of sales	2,372	1,762
Gross profit	2,036	749
Amortisation	558	329
Capital expenditure	653	490
Total assets	14,129		$ 13,157
Operating segments
Disclosure of operating segments [line items]
Gold income	4,751	2,831
By-product revenue	75	62
Cost of sales	2,585	1,936
Gross profit	2,241	916
Amortisation	605	372
Capital expenditure	717	551
AFRICA | Operating segments
Disclosure of operating segments [line items]
Gold income	3,190	1,699
By-product revenue	5	3
Cost of sales	1,636	1,092
Gross profit	1,559	610
Amortisation	428	203
Capital expenditure	510	355
Total assets	9,197		9,081
AFRICA | Operating segments | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Gold income	417	340
By-product revenue	1	1
Cost of sales	213	174
Gross profit	205	167
Amortisation	47	43
Capital expenditure	64	61
Total assets	940		950
AFRICA | Operating segments | Iduapriem
Disclosure of operating segments [line items]
Gold income	278	289
Cost of sales	201	167
Gross profit	76	122
Amortisation	56	41
Capital expenditure	72	70
Total assets	609		579
AFRICA | Operating segments | Obuasi
Disclosure of operating segments [line items]
Gold income	376	249
By-product revenue	1	0
Cost of sales	202	180
Gross profit	175	69
Amortisation	42	33
Capital expenditure	88	89
Total assets	1,523		1,481
AFRICA | Operating segments | Siguiri
Disclosure of operating segments [line items]
Gold income	511	291
By-product revenue	0	1
Cost of sales	300	261
Gross profit	211	31
Amortisation	33	25
Capital expenditure	32	43
Total assets	576		591
AFRICA | Operating segments | Geita
Disclosure of operating segments [line items]
Gold income	828	530
By-product revenue	2	1
Cost of sales	350	310
Gross profit	480	221
Amortisation	81	61
Capital expenditure	129	92
Total assets	1,402		1,231
AFRICA | Operating segments | Sukari
Disclosure of operating segments [line items]
Gold income	780	0
By-product revenue	1	0
Cost of sales	370	0
Gross profit	412	0
Amortisation	169	0
Capital expenditure	125	0
Total assets	4,137		4,243
AFRICA | Operating segments | Administration and other
Disclosure of operating segments [line items]
Total assets	10		6
AUSTRALIA | Operating segments
Disclosure of operating segments [line items]
Gold income	797	561
By-product revenue	3	2
Cost of sales	475	438
Gross profit	325	125
Amortisation	76	83
Capital expenditure	75	86
Total assets	933		845
AUSTRALIA | Operating segments | Sunrise Dam
Disclosure of operating segments [line items]
Gold income	366	272
By-product revenue	1	1
Cost of sales	216	215
Gross profit	151	57
Amortisation	29	39
Capital expenditure	30	23
AUSTRALIA | Operating segments | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Gold income	431	289
By-product revenue	2	1
Cost of sales	241	206
Gross profit	192	85
Amortisation	47	43
Capital expenditure	45	63
AUSTRALIA | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	18	17
Gross profit	(18)	(17)
Amortisation	0	1
AMERICAS | Operating segments
Disclosure of operating segments [line items]
Gold income	764	571
By-product revenue	67	57
Cost of sales	467	405
Gross profit	364	222
Amortisation	99	84
Capital expenditure	105	91
Total assets	1,714		1,460
AMERICAS | Operating segments | Cerro Vanguardia
Disclosure of operating segments [line items]
Gold income	295	207
By-product revenue	58	57
Cost of sales	226	175
Gross profit	128	88
Amortisation	37	25
Capital expenditure	31	28
Total assets	642		626
AMERICAS | Operating segments | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Gold income	387	273
By-product revenue	9	0
Cost of sales	171	164
Gross profit	225	108
Amortisation	48	49
Capital expenditure	54	46
Total assets	834		668
AMERICAS | Operating segments | Serra Grande
Disclosure of operating segments [line items]
Gold income	82	91
Cost of sales	68	65
Gross profit	13	27
Amortisation	14	10
Capital expenditure	20	17
Total assets	220		148
AMERICAS | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	2	1
Gross profit	(2)	(1)
Total assets	18		18
PROJECTS | Operating segments
Disclosure of operating segments [line items]
Capital expenditure	27	19
Total assets	902		991
PROJECTS | Operating segments | Colombian projects
Disclosure of operating segments [line items]
Capital expenditure	10	3
Total assets	219		207
PROJECTS | Operating segments | North American projects
Disclosure of operating segments [line items]
Capital expenditure	17	16
Total assets	683		784
CORPORATE AND OTHER | Operating segments
Disclosure of operating segments [line items]
Cost of sales	7	1
Gross profit	(7)	(41)
Amortisation	2	2
Total assets	1,383		$ 780
Equity-accounted joint venture included above | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Gold income	417	340
By-product revenue	1	1
Cost of sales	213	174
Gross profit	205	167
Amortisation	47	43
Capital expenditure	$ 64	$ 61